VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

May 2, 2018

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Security Life of Denver Insurance Company

Security Life Separate Account L1

Prospectus Title:  Voya SVUL-CV

File Nos.:  333-153338 and 811-08292

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company and its Security Life Separate Account L1, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•     The form of Prospectus Supplement, Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•     The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 10, 2018.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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